Income Taxes - Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 21 Percent and 35 Percent to Company's Applicable Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax at statutory rate	$ 1,822	$ 2,631	$ 2,837
State income tax, at statutory rates, net of federal tax benefit	352	281	244
Revaluation of tax related assets and liabilities		(910)
Tax credits and benefits, net of related expenses	(513)	(774)	(710)
Tax-exempt income	(130)	(200)	(196)
Noncontrolling interests	(6)	(12)	(20)
Nondeductible legal and regulatory expenses	52	213	30
Other items	(23)	35	(24)
Applicable income taxes	$ 1,554	$ 1,264	$ 2,161